Annual Operating Expenses {- Computers Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Computers Portfolio - Computers Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%